Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2015
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Sep. 25, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Oct. 01, 2015
Dreyfus Select Managers Small Cap Growth Fund | Class A
Prospectus:
Trading Symbol	DSGAX
Dreyfus Select Managers Small Cap Growth Fund | Class C
Prospectus:
Trading Symbol	DSGCX
Dreyfus Select Managers Small Cap Growth Fund | Class I
Prospectus:
Trading Symbol	DSGIX
Dreyfus Select Managers Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	DSGYX